Risk Management Activities - Hedged Items on the Statement of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ 3	$ 2
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Carrying amount		285
Hedging instrument, liabilities	(347)
Change in fair value used for measuring ineffectiveness	(594)	(181)
Reserve of cash flow hedges	(279)	226
Interest Expense On Long-Term Debt | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used for measuring ineffectiveness	0	3
Reserve of cash flow hedges	0	2
Foreign-denominated debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	502	473
Change in fair value used for measuring ineffectiveness	0	0
Reserve of cash flow hedges	$ (39)	$ (35)